Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Revenue	$ 2,500		$ 3,100	$ 6,100	$ 6,100	$ 69,100	$ 130,356	$ 133,456
Operating expenses:
General and administrative	1,394,449	823,622	3,285,713	1,476,725	2,275,526	344,902	2,663,192	5,948,908
Selling and marketing	17,162	5,345	28,775	7,388	8,309	16,837	81,693	110,465
Total operating expenses	1,411,611	3,314,488	3,314,488	1,484,113	2,283,835	361,739	2,744,885	6,059,373
Operating loss	(1,409,111)	(828,967)	(3,311,388)	(1,478,013)	(2,277,735)	(292,639)	(2,614,529)	(5,925,917)
Other expense
Interest expense	68,130	21,218	125,668	43,696	85,187	7,903	93,090	218,758
Total other expense	68,130	21,218	125,668	43,696	85,187	7,903	93,090	218,758
Loss before taxes	(1,477,241)	(850,185)	(3,437,056)	(1,521,709)	(2,362,922)	(300,542)	(2,707,619)	(6,144,675)
Income tax provision
Net loss	$ (1,477,241)	$ (850,185)	$ (3,437,056)	$ (1,521,709)	$ (2,362,922)	$ (300,542)	$ (2,706,124)	$ (6,144,675)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.02)
Weighted average common shares outstanding
Basic and diluted (in shares)	81,227,959	33,974,746	77,959,605	28,688,507	40,463,483	19,932,819